Investment in Associate Company (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of associates [abstract]
Summary of Subsidiaries That Have Material Non-controlling Interests
Details of the material associate:

			Proportion of Ownership and Voting Rights Held by the Company
Name	Principal Activity	Principal Place of Business	December 31, 2021	June 30, 2022
Jaguahr Therapeutics Pte. Ltd.	New drug research and development	Singapore	35%	35%

*
On April 28, 2021
,
the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control as further detailed above.

A gain on dilution of subsidiary of $2,307,735 represent
s 1
)
the classification of the capital reserve of $1,376,349,
2)
 non-controlling interest derecognised of $31,717 at the date of dilution and
 3)
35% of the fair value of net identifiable assets of Jaguahr Therapeutics Pte. Ltd. at the date of the dilution being recognised for the year ended December 31, 2021.

Summary of Financial Information Before Intragroup Eliminations
Summarized financial information of
 Jaguahr Therapeutics Pte. Ltd.
is set out below. The summarized
financial information below represents amounts
in associate company financial statements prepared in accordance with IFRS
.

	December 31,	June 30,
	2021	2022
Current assets	$1,384,013	$720,107
Current liabilities	(113,674)	(342,258)

Equity	$1,270,339	$377,849

	For the Period Ended June 30
	2021	2022
Revenue	$—	$—

Loss for the period , representing total comprehensive loss for the period	$(1,897,844)	$(892,490)

Attributable to:
Stockholders of the Company	$(1,628,880)	$(580,118)
Non-controlling interests	(268,964)	(312,372)

	$(1,897,844)	$(892,490)

Summary of Movements in Investment in Associates
Movements in investment in associate company are as follows:

	December 31,	June 30,
	2021	2022
Net assets of associate	$1,270,339	$377,849
Beginning balance	$—	$494,728
Share of results of associate accounted for using equity method	444,619	(312,372)
Loss of interest at the date of dilution of shares in the associate	50,109	—
Impairment loss of associate accounted for using equity method	—	(50,109)

Ending balance	$494,728	$132,247